Document and Entity Information	Aug. 02, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 02, 2022
Entity Registrant Name	GINKGO BIOWORKS HOLDINGS, INC.
Entity Tax Identification Number	87-2652913
Entity Central Index Key	0001830214
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40097
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Local Phone Number	422-5362
Entity Address, State or Province	MA
Entity Address, Address Line One	27 Drydock Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02210
City Area Code	877
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share [Member]
Document And Entity Information [Line Items]
Trading Symbol	DNA.WS
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Trading Symbol	DNA
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Security Exchange Name	NYSE